Investments	12 Months Ended
Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Investments

4. Investments

The Company's investments consist primarily of held-to-maturity debt investments, available-for-sale debt investments, equity security investments, and equity method investments. Certain investments in private investment funds aggregating $460,839 and $422,733 were held through two trusts as of December 31, 2025 and 2024, respectively. The Company had the direct ability to control these trusts, as the trustees were required to act in accordance with the trust deed and the Company had the power to direct the activities of these trusts. Accordingly, both trusts were consolidated into the Company's consolidated financial statements. During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest and investment income from these two trusts of $3,214, $14,692 and $32,334 in the consolidated statements of operations, respectively.

Held-to-maturity debt investments primarily consist of time deposits and structured bank deposits placed with financial institutions. Deposits with original maturities of less than one year are classified as short-term investments, while deposits with contractual maturities of greater than one year and less than five years are classified as long-term investments. The Company has both the positive intent and the ability to hold these investments to maturity.

Available-for-sale debt investments consist primarily of corporate bonds, mortgage-backed securities ("MBS"), asset-backed securities ("ABS"), government-related bonds, and other similar debt instruments. Management considers these investments to be available to support the Company's near-term liquidity and operational needs. Accordingly, these investments are generally classified as short-term.

Equity security investments include investments in private investment funds, mutual funds, and equity investments without readily determinable fair values. Investments in private investment funds represent the Company's interest in pooled investment vehicles, for which the Company's ownership is based on its proportionate share of the underlying net assets. Returns are realized through distributions and the liquidation of underlying investments. In accordance with ASC Topic 820, these investments are measured using the net asset value ("NAV") per share (or its equivalent) as a practical expedient. These investments are subject to redemption and withdrawal restrictions, and the timing of distributions is dependent on the fund managers. Certain of these investments are considered available to support the Company's liquidity and are therefore generally classified as short-term.

Investments in mutual fund with readily determinable fair values are generally classified as short-term and are measured at fair value based on quoted market prices in active markets.

Equity method investments represent investments in entities over which the Company has significant influence but not control.

Equity investments without readily determinable fair values are classified as long-term, reflecting their nature and expected investment strategy.

Short-term investments

As of December 31, 2025 and 2024, the Company's short-term investments were comprised of held-to-maturity debt investments, available-for-sale debt investments and equity securities. The carrying value of short-term investments as of December 31, 2025 and 2024 approximate their fair value.

As of December 31, 2025 and 2024, the Company's amortized cost of held-to-maturity debt investments was $2,254,968 and $1,649,810, respectively. Accrued interest receivable on held-to-maturity debt investments included in held-to-maturity debt investments, net of $nil

(2024 - $nil) allowance for credit losses, was $23,383 and $23,944 as of December 31, 2025 and 2024, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest and investment income from its held-to-maturity debt investments of $80,855, $66,282 and $50,425 in the consolidated statements of operations, respectively.

As of December 31, 2025 and 2024, the Company's amortized cost of available-for-sale investments was $113,280 and $2,143,457, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company's unrealized gain (loss) of available-for-sale investments was gain $6,729, loss $10,619 and gain $8,779, respectively. The gross proceeds from sales of available-for-sale investments were $2,166,763, $nil and $nil, respectively. The amounts of gain on disposal of available-for-sale investments were $182,714, $nil and $nil, respectively. The amounts of unrealized gain (loss) on available-for-sale investments reclassified out of accumulated other comprehensive income into investment income were loss $4,954, $nil and $nil respectively. The cost basis of available-for-sale investments disposed is determined using the FIFO method.

The Company's short-term equity securities include investments in private investment funds and mutual funds. During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest and investment income from its short-term equity securities of $99,213, $302,366 and $308,860 in the consolidated statements of operations, respectively, of which loss $233,796, gain $107,795 and gain $282,246 were recorded as unrealized gain (loss) for the years ended December 31, 2025, 2024 and 2023, respectively.

Short-term investments classification as of December 31, 2025 and 2024 were shown as below:

	December 31,
	2025	2024
Held-to-maturity debt investments	$2,254,968	$1,649,810
Available-for-sale debt investments	110,868	2,134,316
Equity securities	3,117,237	5,829,202
Total short-term investments	$5,483,073	$9,613,328

Long-term investments

The following table sets forth a breakdown of the categories of long-term investments held by the Company as of the dates indicated:

	December 31,
	2025	2024
Held-to-maturity debt investment	$224,421	$206,885
Equity method investments	281,762	278,384
Private equity investments without readily determinable fair values	6,141	6,080
Total long-term investments	$512,324	$491,349

Long-term held-to-maturity debt investments

As of December 31, 2025 and 2024, the Company's amortized cost of held-to-maturity debt investments was $224,421 and $206,885, respectively. Accrued interest receivable on held-to-maturity debt investments included in held-to-maturity debt investments, net of $nil (2024 - $nil) allowance for credit losses, was $2,229 and $1,385 as of December 31, 2025 and 2024, respectively. During the years ended December 31, 2025, 2024 and 2023, the Company recorded interest and investment income from its long-term held-to-maturity investment of $7,478, $26,418 and $9,760 in the consolidated statements of operations, respectively.

Equity method investments

		Equity method investment balance		Share of earnings (losses) from equity method investments
		December 31,		For the year ended December 31,
	Ownership Percentage	2025	2024	2025	2024
SKY Biologics Co., Ltd	45.00%	$76,790	$93,281	$(16,492)	$(7,895)
VIVO (Suzhou) Health Industry Investment Fund L.P.	12.50%	104,411	96,178	6,538	1,324
Vivo Innovation Fund II, L.P.	16.86%	38,856	34,216	1,785	(549)
Vivo Co-Invest (S), L.P.	100.00%	8,029	7,905	(75)	(42)
Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi	55.00%	34,512	28,312	4,809	4,341
Chongqing Evaheart MEDICAL Device Co., Ltd	7.06%	11,621	11,960	(846)	(922)
UPH Biopharmaceutical (Private) Limited	51.00%	—	—	—	(216)
Others		7,543	6,532	245	1,259
Total equity method investments		$281,762	$278,384	$(4,036)	$(2,700)

Equity investment in Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi

In 2021, Sinovac LS through one of its wholly owned subsidiaries Sinovac Life Sciences (Hainan) Co., Ltd. and a business partner in the Republic of Turkey formed a joint venture Keyvac Biyolojik Ürünler Sanayi ve Ticaret Anonim Şirketi ("Keyvac") in the Republic of Turkey, with the focus on manufacturing and commercialization of vaccines. The Company owns about 55.0% of Keyvac, and accounts for this investment under the equity method in accordance with ASC 323 due to the joint control over Keyvac's operations through board of directors representation and voting rights.

Equity investment in Chongqing Evaheart MEDICAL Device Co., Ltd.

In February 2023, Sinovac LS invested in Series A Financing of Chongqing Evaheart MEDICAL Device Co., Ltd. ("Evaheart") and recognized an equity method goodwill. The Company as a reporting issuer indirectly owns about 7.06% of Evaheart as of December 31, 2025. The Company was considered to have significant influence over Evaheart and accounts for such investment as an equity method investment in accordance with ASC 323, because the Company has veto right on significant matters and can actively participate in the operating and financing policies of Evaheart through its board of directors representation and voting rights.

Equity investment in UPH Biopharmaceutical (Private) Limited

In April 2023, Sinovac LS entered into a joint venture agreement with JW SEZ (Private) Limited and Hong Kong Tantu Co., Limited to establish UPH Biopharmaceutical (Private) Limited ("UPH") to manufacture and commercialize plasma products in Pakistan. The Company owns about 51.0% of UPH as of December 31, 2025, and accounts for such investment under the equity method in accordance with ASC 323 due to the joint control over UPH's operations through board of directors representation and voting rights. During 2024, the Company reassessed its investment of UPH and determined that the associated operational and compliance risks were no longer aligned with the Company's long-term strategic objectives. As a result, the Company decided to exit the Pakistani market and fully impaired its investment in UPH during the year, and recorded an impairment loss of $216 in 2024. The Company is currently advancing the transfer of its equity interest in UPH.

Equity investment in SKY Biologics Co., Ltd.

In August 2023, the Company through its wholly owned subsidiary Sinovac Hong Kong entered into an agreement with Keding Investment Limited, a related party of the Company, to establish SKY Biologics Co., Ltd ("SKY Biologics") to seek for investment opportunities in other biotech companies. Sinovac Hong Kong invested a total of $103 million representing 45.00% of SKY Biologics and can exercise significant influence on SKY Biologics through its voting rights and therefore, accounts for such investment under the equity method in accordance with ASC 323. Pursuant to the investment agreement, certain executive officers of the Company hold executive positions at SKY Biologics.

Equity investment in Vivo Capitals funds

During the years ended December 31, 2025, and 2024, we entered into successive investments in certain Vivo Capitals funds. As of December 31, 2025, the total committed capital contribution to VIVO (Suzhou) Health Industry Investment Fund L.P. was $143 million, with $100 million contributed and $43 million still unpaid. The remaining capital contribution was paid in May 2026. The total committed capital contribution to Vivo Innovation Fund II, L.P. was $50 million, with $41 million contributed and $9 million still unpaid. The Company holds a 100% limited partner interest in Vivo Co-Invest (S), L.P., but does not exercise control over the entity. Because pursuant to the partnership agreement, the Company, in its capacity as a limited partner, is prohibited from participating in the partnership's management, daily operations, or business activities, and has no authority to act on behalf of the partnership.

Equity investment in others

In January 2024, Sinovac Beijing, Sinovac LS and Sinovac Dalian entered into a joint venture agreement with the Bogota City Government's Health Department in Colombia to establish BogotaBio S.A.S. ("BogotaBio") to manufacture and commercialize vaccines. The Company owns about 11.24% of BogotaBio as of December 31, 2025, and accounts for this investment under the equity method in accordance with ASC 323 considering the Company can exercise significant influence on BogotaBio. As of December 31, 2025, the Company had an unpaid cash capital contribution of $3,120 (2024 - $2,632).

Private equity investments without readily determinable fair values

The Company invests in equity securities of certain companies whose securities are not publicly traded and fair value is not readily determinable and where the Company has concluded it does not have significant influence based on its ownership percentage and other factors. These investments are recorded at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. In 2022, the Company, through its wholly owned subsidiary, Sinovac Hong Kong, and Sinovac Biomed, invested in companies that operate in the biotech supply chain industry. There were no impairment charges recognized on equity investments without readily determinable fair value for the years ended December 31, 2025 and 2024.